Long-term Investments - Roll Forward (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Investments
Balance at the beginning of the year	$ 1,288,816	$ 1,889,843	$ 1,288,816	$ 1,318,207
Impact of adoption of new investment guidance			10,267
New investments/transferred from prepayments		529,951	671,550	168,283
Income (loss) from equity method investments		24	1,120	(16,070)
Investment impairment		(321,439)	(60,988)	(122,098)
Unrealized loss, net				(35,607)
Disposal/dilution/refund of investments		(42,211)	(84,116)	(13,546)
Changes from cost method to consolidation (Note 6)				(29,071)
Fair value change through earnings (including adjustment of subsequent observable price changes)		160,711	96,533
Share of changes in the equity investee's capital accounts		5,172
Dividend received/entitled		(2,706)	(4,087)	(7,829)
Others		(18,797)	(29,252)	26,547
Balance at the end of the year		2,200,548	1,889,843	1,288,816
ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance	10,300		10,267
Cost Method/ Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Balance at the beginning of the year	866,613	1,282,549	866,613	782,291
New investments/transferred from prepayments		360,428	382,031	132,079
Investment impairment		(282,819)	(55,289)	(6,513)
Disposal/dilution/refund of investments		(10,983)		(10,410)
Changes from cost method to consolidation (Note 6)				(29,071)
Changes from cost method to equity method				(19,121)
Changes from cost method to available-for-sale securities				(2,213)
Changes from investments without readily determinable fair value to readily determinable fair value		(6,190)	(30,000)
Fair value change through earnings (including adjustment of subsequent observable price changes)		(2,743)	166,553
Others		(3,669)	(19,940)	19,571
Balance at the end of the year		1,336,573	1,282,549	866,613
Cost Method/ Equity Securities Without Readily Determinable Fair Values | ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance			(27,419)
Cost Method/ Equity Securities Without Readily Determinable Fair Values | Private equity funds | ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance	27,400
Balance at the end of the year	27,400
Available for Sale Securities/ Equity Securities With Readily Determinable Fair Values
Long-term Investments
Balance at the beginning of the year	107,372	165,936	107,372	154,289
New investments/transferred from prepayments		29,566	149,140	10,000
Investment impairment				(1,275)
Unrealized loss, net				(35,607)
Disposal/dilution/refund of investments		(20,890)	(87,351)	(22,248)
Changes from cost method to available-for-sale securities				2,213
Changes from investments without readily determinable fair value to readily determinable fair value		6,190	30,000
Fair value change through earnings (including adjustment of subsequent observable price changes)		163,454	(70,020)
Others		(7,702)	(891)
Balance at the end of the year		336,554	165,936	107,372
Available for Sale Securities/ Equity Securities With Readily Determinable Fair Values | ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance			37,686
Available for Sale Securities/ Equity Securities With Readily Determinable Fair Values | Private equity funds | ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance	37,700
Balance at the end of the year	37,700
Equity Method | Leju
Long-term Investments
Balance at the beginning of the year	57,409	48,143	57,409	199,662
Income (loss) from equity method investments		5,080	(9,080)	(30,796)
Investment impairment				(113,103)
Others		(2,609)	(186)	1,646
Balance at the end of the year		50,614	48,143	57,409
Equity Method | Other equity securities
Long-term Investments
Balance at the beginning of the year	$ 257,422	393,215	257,422	181,965
New investments/transferred from prepayments		139,957	140,379	26,204
Income (loss) from equity method investments		(5,056)	10,200	14,726
Investment impairment		(38,620)	(5,699)	(1,207)
Disposal/dilution/refund of investments		(10,338)	3,235	19,112
Changes from cost method to equity method				19,121
Share of changes in the equity investee's capital accounts		5,172
Dividend received/entitled		(2,706)	(4,087)	(7,829)
Others		(4,817)	(8,235)	5,330
Balance at the end of the year		$ 476,807	$ 393,215	$ 257,422